Financing Arrangements	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Financing Arrangements
7. FINANCING ARRANGEMENTS
Loan and Security Agreement
In March 2021, the Company entered into an agreement (the “Loan Agreement”) with Trinity Capital Inc. (“Trinity”) to secure a debt commitment of $12.0 million (the “Tranche A”) which was drawn at the closing. The term loan is collateralized by a first-priority, senior secured interest in substantially all of the Company’s assets. In conjunction with the Loan Agreement, the Company issued Trinity a warrant to purchase shares of common stock (the “Trinity Warrants”) which is recorded at fair value using Black-Scholes model, see Note 10 for the fair value assumptions.
The Loan Agreement contains customary representations, warranties and covenants, however the debt agreement does not include any financial covenants. In May 2021, the debt agreement was modified to increase the overall debt commitment by $15.0 million (the “Tranche B” or the “Amendment”) and $8.0 million of the additional commitment was drawn at the closing and the remaining commitment of $7.0 million was available at the Company’s option at any time through March 10, 2022 subject to certain conditions. The Company drew the $7.0 million in November 2021. In conjunction with the Amendment, the Company cancelled the Initial Warrants and issued 995,099 warrant shares to purchase the common stock which was an incremental cost allocated between Tranche A and Tranche B, see Note 10 for further information on these warrants. The Amendment to the debt agreement was considered a modification for accounting purposes. The Company capitalized $2.8 million of debt issuance costs which consist of incremental cost incurred for the lenders and third party legal firms as well as the fair value of the warrant issued in conjunction with the origination of the term loan.
Under the Amendment, the maturity date was modified to be the date equal to 48 months from the first payment date of each specific cash advance. Subject to an interest only period of 19 months following each specific cash advance date, the term loan incurs interest at the greater of a variable interest rate based on prime rate or 11% per annum, payable monthly. The Term Loan includes certain negative covenants, primarily consisting of restrictions on the Company’s ability to incur indebtedness, pay dividends, execute fundamental change transactions, and other specified actions.
In addition, the Company is required to pay a final payment fee equal to 2.75% of the aggregate amount of all term loan advances. The final payment fee is being accreted and amortized into interest expense using the effective interest rate method over the term of the loan. The effective interest was between 16.49 – 17.31% for all tranches of the debt.
In January 2022, the debt agreement was modified to increase the overall debt commitment by $5.0 million (the “Tranche C” or the “Third Amendment”) which was drawn on January 27, 2022. Subject to an interest only period of 19 months, Tranche C incurs interest at the greater of a variable interest rate based on prime rate or 11% per annum, payable monthly, until the maturity date, February 1, 2026. The Company paid an exit fee of $1.0 million which is the 20% of the Tranche C amount upon the consummation of a merger. The exit fee is not applicable to Tranche A and Tranche B.
The book value of debt approximates its fair value given its maturity and variable interest rate. Long term debt and the unamortized discount balances are as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
Outstanding principal amount	$32,000	$27,000
Add: accreted liability of final payment fee	188	125
Less: unamortized debt discount, long term	(1,421)	(1,618)
Less: current portion of long term debt - principal	(3,089)	(1,291)

Debt—net of current portion	$27,678	$24,216

Current portion of long term debt - principal	$3,089	$1,291
Less: current portion of unamortized debt discount	(724)	(716)

Debt—current portion	$2,365	$575

For the three months ended March 31, 2022, the Company has recorded interest expense of $1.2 million, the accretion of the end of term liability of $45.9 thousand, the amortization of commitment fee asset of $47.5 thousand and the amortization of debt issuance cost of $0.2 million. The unamortized issuance cost of $2.1 million at March 31, 2022 is offset against the carrying value of the term loan in the accompanying condensed consolidated balance sheet. See Deferred Financing Cost policy at Note 2.
Scheduled principal payments on total outstanding debt, as of March 31, 2022, are as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
2022	$702	$702
2023	9,273	8,682
2024	12,914	11,008
2025	8,734	6,608
2026	377	—

	$32,000	$27,000